Accumulated Other Comprehensive Income - Schedule of Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Accumulated other comprehensive income	$ 1,407	$ 6,940
Total net foreign currency translation adjustments	(470)	(1,720)
Total change in unrealized gains related to available-for-sale debt securities	(0)	1,965	$ 5,385
Total defined benefit pension adjustment	2,934	1,572
Total reclassificaton adjustments	(338)	(7,350)
Total other comprehensive income/(loss), net	4,528	(5,533)
Total reclassification adjustment under ASC 830-30-40-1	2,402
Accumulated other comprehensive income	$ 5,935	$ 1,407	$ 6,940